UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number: 811-242


                           IXIS Advisor Funds Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

ITEM I SCHEDULE OF INVESTMENTS


LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME  -  SCHEDULE OF INVESTMENTS

Investments as of June 30, 2005
(unaudited)

Tax Exempt Obligations - 98.4% of Total Net Assets

    Principal
     Amount       Description                                            Value (a)
------------------------------------------------------------------------------------------
                  Highlands County, FL, Health Facilities Authority  -  1.3%
$    1,000,000    Adventis Health System,
                  5.875%, 11/15/2029                                 $     1,094,840
                                                                     ---------------

                  Martha's Vineyard, MA  -  1.3%
     1,000,000    Land Bank Revenue,
                  5.000%, 5/01/2032, (AMBAC insured)                       1,054,160
                                                                     ---------------

                  Massachusetts  -  6.0%
     4,000,000    State Refunding Series A,
                  6.500%, 11/01/2014, (AMBAC insured)                      4,932,680
                                                                     ---------------

                  Massachusetts Bay Transportation Authority  -  7.1%
     2,500,000    Series A,
                  5.000%, 7/01/2032                                        2,620,000
     2,370,000    Series A,
                  5.250%, 7/01/2030                                        2,614,086
       630,000    Series A,
                  5.250%, 7/01/2030                                          667,000
                                                                     ---------------
                                                                           5,901,086
                                                                     ---------------

                  Massachusetts Development Finance Agency  -  16.4%
     2,000,000    Cambridge Street Development Series A,
                  5.125%, 2/01/2034, (MBIA insured)                        2,146,720
     1,000,000    Hampshire College,
                  5.625%, 10/01/2024                                       1,081,820
     4,000,000    Mount Holyoke College,
                  5.250%, 7/01/2031                                        4,288,000
     2,800,000    Refunding Springfield Resource Recovery-A,
                  5.625%, 6/01/2019                                        2,974,104
     1,100,000    Visual and Performing Arts,
                  6.000%, 8/01/2021                                        1,350,052
     1,500,000    WGBH Educational Foundation Series A,
                  5.375%, 1/01/2042, (AMBAC insured)                       1,646,430
                                                                     ---------------
                                                                          13,487,126
                                                                     ---------------

                  Massachusetts Health & Educational Facilities Authority  -  32.8%
     1,160,000    Baystate Medical Center Series F,
                  5.700%, 7/01/2027                                        1,239,066
     2,000,000    Boston University,
                  5.000%, 10/01/2039                                       2,113,480
     2,200,000    Catholic Health East,
                  5.500%, 11/15/2032                                       2,337,808
     3,000,000    Harvard University Series N,
                  6.250%, 4/01/2020                                        3,827,220
     2,925,000    Nichols College Series C,
                  6.000%, 10/01/2017                                       3,105,355
     2,000,000    Partners Healthcare Systems Series B,
                  5.250%, 7/01/2029                                        2,103,800
     2,500,000    Partners Healthcare Systems Series C,
                  5.750%, 7/01/2021                                        2,797,275
     1,500,000    Tufts University Series I,
                  5.250%, 2/15/2030                                        1,602,615
     1,000,000    University of Massachusetts Project Series C,
                  5.250%, 10/01/2031, (MBIA insured)                       1,082,370
     2,000,000    University of Massachusetts Series C,
                  5.125%, 10/01/2034, (FGIC insured)                       2,153,060
     2,000,000    Wellesley College Series F,
                  5.125%, 7/01/2039                                        2,088,680
     1,315,000    Wheaton College Series E,
                  5.000%, 7/01/2017                                        1,424,803
     1,030,000    Williams College Series H,
                  5.000%, 7/01/2017                                        1,124,822
                                                                     ---------------
                                                                          27,000,354
                                                                     ---------------

                  Massachusetts Housing Finance Agency  -  3.0%
       445,000    Single Family Mortgage Series 21,
                  7.125%, 6/01/2025                                          446,598
     2,000,000    Single Family Mortgage Series A,
                  4.600%, 12/01/2015                                       2,046,540
                                                                     ---------------
                                                                           2,493,138
                                                                     ---------------

                  Massachusetts Port Authority  -  3.8%
     1,750,000    Delta Air Lines, Inc. Project Series A,
                  5.500%, 1/01/2019, (AMBAC insured)                       1,859,340
     1,200,000    Series A,
                  5.000%, 7/01/2033, (MBIA insured)                        1,248,036
                                                                     ---------------
                                                                           3,107,376
                                                                     ---------------

                  Massachusetts Water Resources Authority  -  6.2%
     1,000,000    General Series A,
                  5.250%, 8/01/2020, (MBIA insured)                        1,129,980
     3,240,000    Series A,
                  6.500%, 7/15/2019, (FGIC insured)                        4,008,949
                                                                     ---------------
                                                                           5,138,929
                                                                     ---------------

                  Michigan Hospital Finance Authority  -  2.0%
     1,500,000    Oakwood Obligated Group,
                  5.500%, 11/01/2017                                       1,648,890
                                                                     ---------------

                  New England Education Loan Marketing  -  3.9%
     3,000,000    Student Loan Revenue Bond Sub-Issue H,
                  6.900%, 11/01/2009                                       3,231,960
                                                                     ---------------

                  New Jersey Economic Development Authority  -  2.1%
     1,610,000    Series A,
                  5.625%, 6/15/2018                                        1,715,970
                                                                     ---------------

                  Puerto Rico Commonwealth Aqueduct & Sewer Authority  -  4.3%
     3,000,000    Aqueduct & Sewer Authority,
                  6.250%, 7/01/2013                                        3,542,940
                                                                     ---------------

                  Puerto Rico Public Finance Corporation  -  4.0%
     3,000,000    Commonwealth Appropriation Series A,
                  5.750%, 8/01/2027                                        3,333,510
                                                                     ---------------

                  Tennessee Housing Development Agency  -  1.3%
     1,000,000    Series A,
                  5.200%, 7/01/2023                                        1,055,100
                                                                     ---------------

                  University of Massachusetts Building Authority  -  2.9%
     2,200,000    SR - Series 1,
                  5.250%, 11/01/2028, (AMBAC insured)                      2,396,108
                                                                     ---------------

                  Total Tax Exempt Obligations
                  (Cost $75,476,055)                                      81,134,167
                                                                     ---------------

Short Term Investment - 0.2%

       150,956    Repurchase Agreement with Investors Bank & Trust Co.
                  dated 6/30/2005 at $150,964 on 7/01/2005,
                  collateralized by $149,678 Small Business
                  Administration Bond, 6.125% due 5/25/2015 valued at
                  $158,503                                    (c)            150,956
                                                                     ---------------

                  Total Short Term Investment
                  (Cost $150,956)                                            150,956
                                                                     ---------------

                                 Total Investments - 98.6%
                  (Identified Cost $75,627,011) (b)                       81,285,123
                  Other assets less liabilities                            1,129,958
                                                                     ---------------
                  Total Net Assets - 100.0%                          $    82,415,081
                                                                     ===============

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking NOCP, at the most recent bid quotations on the NASDAQ National Market. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and /or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2005, the net unrealized appreciation on investments based on cost of $75,625,367 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost                                            $  5,683,296
         Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax cost
         over value                                               $    (23,540)
                                                                  ------------
         Net unrealized appreciation                              $  5,659,756
                                                                  ============

         At September 30, 2004, the Fund had a capital loss carryover of approximately $2,269,828 of which $1,149,888 expires on September 30, 2007, $116,500 expires on September 30, 2008 and $1,003,440 expires on September 30, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

AMBAC    American Municipal Bond Assurance Corporation
FGIC     Financial Guarantee Insurance Company
MBIA     Municipal Bond Investors Assurance Corporation

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                         IXIS Advisor Funds Trust II

                                         By: /s/ John T. Hailer
                                             --------------------------
                                         Name:  John T. Hailer
                                         Title: President and Chief Executive
                                                Officer
                                         Date:  August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                         By: /s/ John T. Hailer
                                             --------------------------
                                         Name:  John T. Hailer
                                         Title: President and Chief Executive
                                                Officer
                                         Date:  August 26, 2005


                                         By: /s/ Michael C. Kardok
                                             --------------------------
                                         Name:  Michael C. Kardok
                                         Title: Treasurer
                                         Date:  August 26, 2005